Income Tax - Schedule of Changes in valuation allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 1,204	$ 2,162
Additions	1,643	322
Decrease	(61)	(1,280)
Balance at the end of the year	$ 2,786	$ 1,204